Investments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarizes the change in net unrealized gains and losses on available-for-sale securities
Balance at beginning of year	$ 693	$ 376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities 1	178	(11)
Net adjustments to DAC and VOBA 2	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)
Change in unrealized gains on available-for-sale securities	568	299
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)
Change in net unrealized gains on available-for-sale securities	571	317	600
Balance at end of year	$ 1,264	$ 693	$ 376